Revenues, Revenue from Services (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Abstract]
Revenue from services	$ 19,981,835	$ 16,803,545
Germany [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	15,942,437	12,574,925
The Netherlands [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	848,151	1,056,963
China (Hong Kong) [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	2,251,055	2,046,150
Singapore [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	526,735	497,223
Panama [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	413,457	592,486
Colombia [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	0	35,798
Ship Management [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	10,196,740	7,718,334
Management Services [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	3,937,338	4,044,698
Transaction Services [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	4,278,071	3,351,292
Other Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	$ 1,569,686	$ 1,689,221